Riverbridge Eco Leaders® Fund Investor Class: ECOLX Institutional Class: RIVEX
Summary Prospectus	April 3, 2018

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at http://www.riverbridge.com/mutual-funds/. You may also obtain this information at no cost by calling 888-447-4470 or by sending an e-mail request to Riverbridgefunds@umb.com. The Fund’s Statutory Prospectus and Statement of Additional Information, both dated April 1, 2018, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the Riverbridge Eco Leaders® Fund (the “Eco Leaders® Fund”) is to seek long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Eco Leaders® Fund.

		Investor Class Shares		Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None
Maximum deferred sales charge (load)		None		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		1.00%		1.00%
Wire fee		$20		$20
Overnight check delivery fee		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.90%		0.90%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses		10.09%		10.09%
Shareholder service fees	0.03%		0.03%
All other expenses	10.06%		10.06%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses[1]		11.25%		11.00%
Fees waived and/or expenses reimbursed[2]		(9.84)%		(9.84)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[1,2]		1.41%		1.16%

1	The “Total annual fund operating expenses” and “Total annual fund operating expenses after waiving fees and/or reimbursing expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Eco Leaders® Fund and does not include acquired fund fees and expenses.
2	The Eco Leaders® Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Eco Leaders® Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. The Eco Leaders® Fund’s advisor is permitted to seek reimbursement from the Eco Leaders® Fund, subject to certain limitations, of fees waived or payments made to the Eco Leaders® Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Eco Leaders® Fund if the reimbursement will not cause the Eco Leaders® Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Eco Leaders® Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Eco Leaders® Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Eco Leaders® Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class shares	$144	$446	$771	$1,691
Institutional Class shares	$118	$368	$638	$1,409

Portfolio Turnover

The Eco Leaders® Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Eco Leaders® Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Eco Leaders® Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “Eco Leader” companies, which are companies that Riverbridge Partners, LLC (the “Advisor”), the Eco Leaders® Fund’s advisor, believes are transformational and ethical (i.e., companies that position themselves for sustainable market leadership, long-term growth, and capital appreciation), while demonstrating environmental stewardship, social responsibility and corporate governance best practices.

The Eco Leaders® Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. While the Eco Leaders® Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign (i.e., non-U.S.) issuers. The Eco Leaders® Fund’s investments in foreign securities are primarily comprised of U.S. dollar-denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Eco Leaders® Fund may invest in companies of any size, including small- and mid-capitalization companies. The Eco Leaders® Fund intends to invest in a portfolio of securities typically spread across many economic sectors, although from time to time, the Fund may have significant portion of its assets in one or more market sectors such as the information technology. In seeking to diversify the Eco Leaders® Fund’s portfolio, the Fund’s advisor focuses on the portfolio’s earnings catalysts rather than formal limitation of exposure to market sectors. The advisor seeks to limit the portfolio exposure of the Eco Leaders® Fund to a common earnings catalyst (e.g., consumer spending) to no more than 20% of the Fund’s net assets. The Eco Leaders® Fund may invest in investment grade convertible securities of any maturity. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by Standard & Poor’s (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by the Advisor to be of comparable quality.

The Advisor believes that earnings power determines the value of a franchise. The Advisor focuses on companies that it views as building their earnings power and intrinsic, or actual, values over long periods of time. The Advisor uses a bottom-up approach that seeks to identify high quality, well-managed growth companies that demonstrate the ability to sustain strong secular earnings growth regardless of overall economic conditions. This fundamental approach includes a rigorous research and due diligence process including a thorough assessment of a company’s culture and sustainable market leadership through direct interactions with a company’s management team. In addition, the Advisor performs an assessment of the company through interactions with the company’s management team, as well as a peer-review process that includes interactions with the company’s competitors, suppliers, partners and/or customers. The Advisor believes these interactions allow for the opportunity to evaluate key aspects of the company’s environmental, social and governance profiles. In selecting the Eco Leaders® Fund’s investments the Advisor selects companies based on the Advisor’s investment process and criteria, which includes environmental, social and governance standards.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Eco Leaders® Fund is set forth below. Before you decide whether to invest in the Eco Leaders® Fund, carefully consider these risk factors associated with investing in the Eco Leaders® Fund, which may cause investors to lose money. There can be no assurance that the Eco Leaders® Fund will achieve its investment objective.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Environmental, social and governance policy risk. The Eco Leaders® Fund’s investment focus on environmental factors and social and governance practices could cause it to make or avoid investments that could result in the Eco Leaders® Fund underperforming relative to funds that do not have such focus.

Equity risk. The value of the equity securities held by the Eco Leaders® Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Eco Leaders® Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Eco Leaders® Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”). Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Sector focus risk. The Eco Leaders® Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of November 30, 2017, the Eco Leaders® Fund invested significant amounts of its total assets in the Industrials and Information Technology sectors. Companies in the Industrials sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in the Information Technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility and government regulation.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Performance

The bar chart and table below provide some indication of the risks of investing in the Eco Leaders® Fund by showing changes in the Eco Leaders® Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Eco Leaders® Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Eco Leaders® Fund’s website, www.riverbridge.com, or by calling the Eco Leaders® Fund at 1-888-447-4470. The Eco Leaders® Fund’s past performance, before and after taxes, is not necessarily an indication of how the Eco Leaders® Fund will perform in the future.

Calendar Year Total Return (before taxes) for Institutional Class Shares

For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	7.71%	Quarter Ended 12/31/2017
Lowest Calendar Quarter Return at NAV	(5.34)%	Quarter Ended 9/30/2015

Average Annual Total Returns (for periods ended December 31, 2017)	One Year	Since Inception (December 31, 2014)
Institutional Class Shares - Return Before Taxes	23.98%	10.57%
Institutional Class Shares - Return After Taxes on Distributions*	23.98%	10.23%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares*	13.58%	8.11%
Investor Class Shares - Return Before Taxes	23.72%	10.32%
Russell 3000 Growth (Reflects No Deductions for Fees, Expenses or Taxes)	29.59%	13.51%
S&P 500 Index (Reflects No Deductions for Fees, Expenses or Taxes)	21.83%	11.41%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.

Investment Advisor

Riverbridge Partners, LLC

Portfolio Managers

The portfolio management team is comprised of Mark A. Thompson, Rick D. Moulton, CFA and Dana L. Feick, CFA, all of whom have been jointly and primarily responsible for the day-to-day management of the Eco Leaders® Fund’s portfolio since its inception.

Purchase and Sale of Fund Shares

To purchase shares of the Eco Leaders® Fund, you must invest at least the minimum amount. The following shows the Eco Leaders® Fund’s minimum investment requirements for various types of accounts:

Minimum Investments	To Open Your Account	To Add to Your Account
Investor Class Shares
Direct Regular Accounts	$2,500	$100
Direct Retirement Accounts	$2,500	$100
Gift Account For Minors	$2,500	$100
Institutional Class Shares
All Accounts	$1 million	None

Fund shares of the Eco Leaders® Fund are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business by written request or by telephone.

Tax Information

The Eco Leaders® Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Eco Leaders® Fund through a broker-dealer or other financial intermediary (such as a bank), the Eco Leaders® Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Eco Leaders® Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.